Fair Value Measurements - Fair Value of Other Financial Instruments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal Amount	$ 3,612
2020 Convertible Promissory Notes Embedded Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal Amount	5,125
Fair Value	$ 7,424